Convertible Redeemable Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Redeemable Preferred Shares [Abstract]
Beginning Balance	$ 68,862	$ 67,886	$ 65,469
Issuance of Series E Preferred Shares	6,300
Beneficiary conversion feature of Series E Preferred Shares	(3,258)
Change in redemption value	6,956	976	2,417
Conversion to ordinary shares	(78,860)
Ending Balance		$ 68,862	$ 67,886